Short-Term Deposits	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Short-Term Deposits
6.	Short-term deposits
Short-term deposits represent time deposits placed with banks with original maturities more than three months but less than one year. Short-term deposits balance as of December 31, 2018 and 2019 primarily consist of the following currencies:

	December 31, 2018		December 31, 2019
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	100,000	100,000	500,000	500,000
US$	711,573	4,883,825	894,964	6,243,445

Total		4,983,825		6,743,445